UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

US Global Airline ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Australia - 1.0%
187,691	Qantas Airways, Ltd.	$585,568

	Canada - 3.0%
85,657	Air Canada (a)	590,943
112,715	Chorus Aviation, Inc.	571,928
37,478	WestJet Airlines, Ltd.	594,165
		1,757,036
	France - 2.0%
62,709	Air France KLM SA (a)	596,685
494	Dassault Aviation SA	592,788
		1,189,473
	Ireland - 1.0%
6,841	Ryanair Holdings plc - ADR	587,095

	Japan - 1.0%
15,663	Japan Airlines Company, Ltd.	573,663

	Mexico - 1.0%
27,288	Controladora Vuela Cia De Aviacion SAB de CV - ADR (a)	574,958

	Netherlands - 1.0%
8,553	Airbus Group	567,890

	New Zealand - 1.0%
294,401	Air New Zealand, Ltd.	581,981

	Singapore - 2.0%
201,193	SATS, Ltd.	589,615
69,193	Singapore Airlines, Ltd.	586,255
		1,175,870
	Sweden - 1.0%
217,158	SAS AB (a)	617,910

	Switzerland - 1.0%
22,082	Wizz Air Holdings plc (a)	583,876

	Turkey - 2.0%
48,615	Celebi Hava Servisi AS	587,976
99,400	TAV Havalimanlari Holding AS	592,985
		1,180,961

	United Kingdom - 3.0%
60,316	Dart Group plc	575,214
26,420	easyJet plc	576,394
73,057	International Consolidated Airlines Group SA	580,775
		1,732,383

	United States - 79.6%
28,271	Alaska Air Group, Inc.	2,318,787
12,877	Allegiant Travel Company	2,292,879
168,912	American Airlines Group, Inc.	6,927,081
13,341	Boeing Company	1,693,507
142,164	Delta Air Lines, Inc.	6,920,544
13,242	General Dynamics Corporation	1,739,601
49,305	Hawaiian Holdings, Inc. (a)	2,326,703
110,654	JetBlue Airways Corporation (a)	2,337,012
88,143	SkyWest, Inc.	1,761,979
156,464	Southwest Airlines Company	7,009,587
48,054	Spirit Airlines, Inc. (a)	2,305,631
119,068	United Continental Holdings, Inc. (a)	7,127,411
45,963	Virgin America, Inc. (a)	1,772,333
		46,533,055
	TOTAL COMMON STOCKS (Cost $55,169,195)	58,241,719

	SHORT-TERM INVESTMENTS - 0.5%
288,444	Fidelity Institutional Money Market Portfolio, Class I, 0.35%*	288,444
	TOTAL SHORT-TERM INVESTMENTS (Cost $288,444)	288,444

	TOTAL INVESTMENTS - 100.1% (Cost $55,457,639)	58,530,163
	Liabilities in Excess of Other Assets - (0.1)%	(58,647)
	NET ASSETS - 100.0%	$58,471,516

(a)		Non-income producing security.
ADR		American Depository Receipt
	*	Rate shown is the seven-day yield as of March 31, 2016.

		The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

		Cost of investments	$55,586,097
		Gross unrealized appreciation	4,686,917
		Gross unrealized depreciation	(1,742,851)
		Net unrealized depreciation	$2,944,066

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,241,719	-	-	$58,241,719
Short-Term Investments	288,444	-	-	288,444
Total Investments in Securities	$58,530,163	$-	$-	$58,530,163

^See Schedule of Investments for breakout of investments by country classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  May 26, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date  May 26, 2016

* Print the name and title of each signing officer under his or her signature.